Equity Accounted Investees - Summary of Equity Accounted Investees (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2018 MXN ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 94,855 [1]	$ 94,315	$ 4,938		$ 94,315
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Principal Activity	Sugar
Place of Incorporation	Mexico
Ownership Percentage	36.40%	36.40%
Carrying Value	$ 3,242	$ 3,120
Industria Envasadora De Queretaro SA De CVIEQSA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA")
Principal Activity	Canned
Place of Incorporation	Mexico
Ownership Percentage	26.50%	26.50%
Carrying Value	$ 188	$ 179
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage	35.00%	35.00%
Carrying Value	$ 121	$ 129
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	28.80%	26.30%
Carrying Value	$ 1,580	$ 1,571
KSP Participacoes LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	KSP Partiçipações, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	38.70%	31.40%
Carrying Value	$ 104	$ 104
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Leao Alimentos e Bebidas, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	24.70%	24.70%
Carrying Value	$ 2,056	$ 2,084
TROP Frutasdo Brasil SATROP [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	TROP Frutas do Brasil S.A. ("TROP")
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	23.60%	23.60%
Carrying Value	$ 485	$ 497
UBI 3 Participacoes, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	UBI 3 Participações L.T.D.A. ("ADES")
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	26.00%	26.00%
Carrying Value	$ 7	$ 7
Other Investments In Coca Cola FEMSAs Companies [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage		Various
Associate	Various
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 257	$ 289
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 1,568	$ 1,550
Joint ventures	Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 166	$ 162
Joint ventures	Dispensadoras de Café, S.A.P.I. de C.V.
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Fountain Agua Mineral, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 843	$ 826
Joint ventures	Fountain Agua Mineral, L.T.D.A
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	50.00%	50.00%
Other investments [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage		Various
Associate	Various
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 514	$ 336
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Associate	Heineken
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage	14.80%	14.80%
Carrying Value	$ 83,724	$ 83,461

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3